UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 3.4%
GeoEye, Inc. *	600	$16,728
Orbital Sciences Corporation *	645	9,843
Precision Castparts Corporation	36	3,973
United Technologies Corporation	620	43,034

		73,578

Air Freight & Logistics - 2.3%
FedEx Corporation	617	51,489

Apparel Retail - 0.9%
Brown Shoe Company, Inc.	721	7,116
Chico’s FAS, Inc. *	797	11,198
Talbots, Inc.	223	1,987

		20,301

Apparel, Accessories & Luxury Goods - 0.5%
Fossil, Inc. *	49	1,644
Maidenform Brands, Inc. *	517	8,629

		10,273

Application Software - 0.8%
Synopsys, Inc. *	800	17,824

Asset Management & Custody Banks - 1.8%
Bank of New York Mellon Corporation	1,007	28,166
Fifth Street Finance Corporation	1,000	10,740

		38,906

Biotechnology - 0.0%
Combinatorx, Inc. *	472	392

Building Products - 1.7%
Trex Company, Inc. *	289	5,664
USG Corporation *	2,234	31,388

		37,052

Coal & Consumable Fuels - 0.2%
Evergreen Energy, Inc. *	2,656	911
USEC, Inc. *	835	3,215

		4,126

Communications Equipment - 0.4%
Symmetricom, Inc. 1,*	1,745	9,074

Computer & Electronics Retail - 0.1%
Conn’s, Inc. *	289	1,688

Computer Hardware - 1.7%
Hewlett-Packard Company	733	37,757

Construction & Engineering - 1.5%
Insituform Technologies, Inc. *	649	14,745
Quanta Services, Inc. *	550	11,462
URS Corporation *	183	8,147

		34,354

Construction & Farm Machinery & Heavy Trucks - 0.2%
Force Protection, Inc. *	1,050	5,471

Construction Materials - 0.2%
Eagle Materials, Inc.	188	4,897

Consumer Finance - 0.2%
First Marblehead Corporation *	1,699	3,619

Data Processing & Outsourced Services - 5.2%
Affiliated Computer Services, Inc. *	210	12,535
Computer Sciences Corporation *	593	34,115
Western Union Company	3,650	68,803

		115,453

Department Stores - 1.3%
JC Penney Company, Inc.	1,121	29,830

Diversified Banks - 1.4%
U.S. Bancorp	477	10,737
Wells Fargo & Company	726	19,595

		30,332

Diversified Chemicals - 0.7%
Dow Chemical Company	546	15,086

Diversified REIT’s - 0.4%
Investors Real Estate Trust	900	8,100

Drug Retail - 1.6%
CVS Caremark Corporation	1,088	35,044

Electric Utilities - 3.7%
Allete, Inc.	263	8,595
Edison International	1,560	54,256
Empire District Electric Company	87	1,630
Great Plains Energy, Inc.	507	9,831
Northeast Utilities	212	5,467
Westar Energy, Inc.	190	4,129

		83,908

Electrical Components & Equipment - 1.0%
General Cable Corporation *	400	11,768
Power-One, Inc. *	2,307	10,035

		21,803

Electronic Manufacturing Services - 1.9%
Maxwell Technologies, Inc. *	839	14,968
Tyco Electronics, Ltd.	1,132	27,790

		42,758

Environmental & Facilities Services - 0.4%
Covanta Holding Corporation *	550	9,950

Exchange Traded Funds - 6.5%
iShares Russell 1000 Value Index Fund	1,260	72,311
iShares S&P 500 Value Index Fund	1,350	71,564

		143,875

Forest Products - 0.5%
Louisiana-Pacific Corporation *	1,560	10,889

Gas Utilities - 0.3%
Atmos Energy Corporation	216	6,350

Health Care Equipment - 2.4%
Covidien plc	328	15,708
Hologic, Inc. *	409	5,931

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Health Care Equipment - 2.4% (continued)
Hospira, Inc. *	609	$31,059

		52,698

Health Care Services - 1.5%
Amedisys, Inc. *	115	5,584
Medco Health Solutions, Inc. *	244	15,594
Mednax, Inc. *	149	8,958
RehabCare Group, Inc. *	72	2,191

		32,327

Highways & Railtracks - 0.1%
Quixote Corporation	204	1,299

Home Furnishings - 0.5%
Leggett & Platt, Inc.	567	11,567

Home Improvement Retail - 2.6%
Lowe’s Companies, Inc.	2,519	58,918

Human Resources & Employment Services - 0.3%
Administaff, Inc.	280	6,605

Hypermarkets & Super Centers - 2.3%
Wal-Mart Stores, Inc.	980	52,381

Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. *	729	17,212

Industrial Conglomerates - 1.7%
McDermott International, Inc. *	1,598	38,368

Industrial Machinery - 2.2%
Dover Corporation	357	14,855
Harsco Corporation	349	11,248
Parker Hannifin Corporation	442	23,815

		49,918

Insurance Brokers - 1.1%
AON Corporation	559	21,432
Arthur J Gallagher & Company	107	2,409

		23,841

Integrated Oil & Gas - 4.2%
Chevron Corporation	450	34,645
ConocoPhillips	640	32,685
Exxon Mobil Corporation	390	26,594

		93,924

Integrated Telecommunication Services - 1.1%
Windstream Corporation	2,172	23,870

Internet Software & Services - 0.1%
AOL, Inc. *	117	2,724

IT Consulting & Other Services - 0.2%
Satyam Computer Services, Ltd. ADR	894	4,121

Managed Health Care - 1.6%
Aetna, Inc.	1,129	35,789

Movies & Entertainment - 1.7%
Time Warner, Inc.	1,297	37,795

Multi-Line Insurance - 0.7%
American Financial Group, Inc.	610	15,220

Multi-Utilities - 1.2%
Alliant Energy Corporation	389	11,771
Black Hills Corporation	300	7,989
SCANA Corporation	172	6,481

		26,241

Office Services & Supplies - 0.1%
United Stationers, Inc. *	47	2,672

Oil & Gas Equipment & Services - 2.3%
Complete Production Services, Inc. *	300	3,900
Global Industries, Ltd. *	2,584	18,424
Halliburton Company	929	27,954

		50,278

Oil & Gas Exploration & Production - 1.5%
Chesapeake Energy Corporation	569	14,726
Goodrich Petroleum Corporation *	183	4,456
Gulfport Energy Corporation *	240	2,748
Petrohawk Energy Corporation *	520	12,475

		34,405

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	483	10,964
Williams Companies, Inc.	1,340	28,247

		39,211

Other Diversified Financial Services - 1.1%
JPMorgan Chase & Company	610	25,419

Packaged Foods & Meats - 3.2%
Del Monte Foods Company	900	10,206
Hormel Foods Corporation	369	14,188
JM Smucker Company	381	23,527
Ralcorp Holdings, Inc. *	100	5,971
TreeHouse Foods, Inc. *	493	19,158

		73,050

Paper Packaging - 0.8%
Bemis Company, Inc.	334	9,904
Sonoco Products Company	221	6,464

		16,368

Personal Products - 0.6%
Elizabeth Arden, Inc. *	859	12,404

Pharmaceuticals - 0.5%
Merck & Company, Inc.	310	11,327

Property & Casualty Insurance - 6.2%
Alleghany Corporation *	33	9,108
Berkshire Hathaway, Inc. (Cl.B) *	24	78,863
Employers Holdings, Inc.	439	6,734

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Property & Casualty Insurance - 6.2% (continued)
Hanover Insurance Group, Inc.	544	$24,170
W.R. Berkley Corporation	816	20,106

		138,981

Railroads - 1.5%
Union Pacific Corporation	510	32,589

Regional Banks - 3.1%
Associated Banc-Corporation	665	7,322
BB&T Corporation	800	20,296
Fifth Third Bancorp	500	4,875
First Horizon National Corporation *	365	4,891
Old National Bancorp	713	8,863
Regions Financial Corporation	4,750	25,127

		71,374

Research & Consulting Services - 3.8%
Equifax, Inc.	2,160	66,722
ICF International, Inc. *	149	3,993
Navigant Consulting, Inc. *	715	10,625

		81,340

Restaurants - 0.7%
Burger King Holdings, Inc.	578	10,878
Jack in the Box, Inc. *	200	3,934

		14,812

Semiconductors - 0.3%
IXYS Corporation [1]	884	6,559

Specialty Chemicals - 0.1%
HB Fuller Company	40	910
Zoltek Companies, Inc. *	214	2,033

		2,943

Specialty Stores - 0.7%
Cabela’s, Inc. *	1,079	15,387

Tobacco - 1.2%
Philip Morris International, Inc.	532	25,637

Trucking - 0.2%
Saia, Inc. *	302	4,476

TOTAL COMMON STOCKS (cost $1,952,997)		$2,148,229

Total Investments - 96.8% [2] (cost $1,952,997)		$2,148,229
Cash & Other Assets, Less Liabilities - 3.2%		71,824

Total Net Assets -100.0%		$2,220,053

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $1,954,024.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $15,633 (cost $16,733), or 0.7% of total net assets.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 86.7%
Aerospace & Defense - 2.4%
Lockheed Martin Corporation [1,2]	3,753	$282,789
Northrop Grumman Corporation [1,2]	1,100	61,435

		344,224

Agricultural Products - 1.8%
Archer-Daniels-Midland Company	3,213	100,599
Bunge, Ltd. [3]	2,646	168,894

		269,493

Air Freight & Logistics - 0.9%
FedEx Corporation [3]	1,595	133,103

Aluminum - 1.0%
Aluminum Corporation of China, Ltd. ADR [3]	5,439	148,213

Apparel Retail - 3.9%
Gap, Inc. [1,2]	6,000	125,700
Gymboree Corporation 1,2,*	3,000	130,470
Ltd. Brands, Inc. [1,2]	5,100	98,124
Ross Stores, Inc. [1,2]	2,100	89,691
TJX Companies, Inc. [1,2]	3,600	131,580

		575,565

Apparel, Accessories & Luxury Goods - 0.2%
Phillips-Van Heusen Corporation [1,2]	800	32,544

Auto Parts & Equipment - 0.0%
Exide Technologies *	945	6,719

Biotechnology - 0.7%
Amgen, Inc. 1,2,*	1,800	101,826

Communications Equipment - 1.9%
ADC Telecommunications, Inc. *	4,701	29,193
Cisco Systems, Inc. *	5,093	121,927
Finisar Corporation *	1,137	10,142
Harmonic, Inc. 1,2,*	11,000	69,630
Motorola, Inc.	1,834	14,232
Oplink Communications, Inc. *	1,211	19,848
Opnext, Inc. *	1,502	2,854
Plantronics, Inc.	440	11,431

		279,257

Computer & Electronics Retail - 0.7%
RadioShack Corporation [1,2]	5,100	99,450

Computer Storage & Peripherals - 0.0%
EMC Corporation *	378	6,604

Construction & Engineering - 0.7%
Michael Baker Corporation *	1,455	60,237
Shaw Group, Inc. *	1,323	38,036

		98,273

Construction & Farm Machinery & Heavy Trucks - 6.1%
Joy Global, Inc. [1,2]	11,726	604,944
Trinity Industries, Inc. [1,2]	10,200	177,888
Wabtec Corporation	2,411	98,465

		881,297

Construction Materials - 0.3%
Eagle Materials, Inc.	1,941	50,563

Diversified Banks - 0.2%
Barclays plc ADR	2,025	35,640

Diversified Capital Markets - 0.1%
UBS AG	675	10,469

Diversified Chemicals - 1.0%
FMC Corporation [3]	2,646	147,541

Diversified Metals & Mining - 4.3%
Compass Minerals International, Inc.	1,428	95,947
Freeport-McMoRan Copper & Gold, Inc. (Cl.B) [3]	1,902	152,712
General Moly, Inc. *	9,701	20,178
Horsehead Holding Corporation *	8,043	102,548
Rio Tinto plc ADR	272	58,586
Sterlite Industries India, Ltd. ADR	945	17,218
Teck Resources, Ltd. (Cl. B) 3,*	3,807	133,130
Thompson Creek Metals Company, Inc. *	5,049	59,174

		639,493

Electrical Components & Equipment - 1.2%
AO Smith Corporation [1,2]	2,800	121,492
GrafTech International, Ltd. *	2,751	42,778
Harbin Electric, Inc. *	756	15,528

		179,798

Electronic Components - 0.1%
AVX Corporation	1,651	20,918

Electronic Manufacturing Services - 0.3%
Flextronics International, Ltd. *	6,215	45,432

Environmental & Facilities Services - 0.4%
Metalico, Inc. *	10,962	53,933

Exchange Traded Funds - 5.6%
Claymore	5,669	101,815
iPath Dow Jones-UBS Coffee Subindex Total Return ETN	194	7,512
iPath MSCI India Index ETN *	540	34,592
iShares S&P Global Materials Sector Index Fund [3]	4,844	301,393
Market Vectors — Russia ETF [3]	5,051	157,490
PowerShares DB Agriculture Fund 3,*	7,682	203,112

		805,914

Fertilizers & Agricultural Chemicals - 1.6%
China Green Agriculture, Inc. *	362	5,321
Intrepid Potash, Inc. *	756	22,053
Monsanto Company [3]	2,457	200,860

		228,234

Food Distributors - 0.2%
Andersons, Inc.	1,340	34,599

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 86.7% (continued)
Food Retail - 0.7%
QKL Stores, Inc. *	3,275	$21,943
Safeway, Inc. [1,2]	3,900	83,031

		104,974

General Merchandise Stores - 0.7%
Family Dollar Stores, Inc. [1,2]	3,700	102,971

Gold - 0.2%
Iamgold Corporation	2,025	31,671

Health Care Distributors - 1.3%
McKesson Corporation	1,134	70,875
Owens & Minor, Inc. [1,2]	2,700	115,911

		186,786
Health Care Equipment - 0.7%
Baxter International, Inc. [1,2]	1,800	105,624

Health Care Facilities - 0.5%
Kindred Healthcare, Inc. 1,2,*	3,900	71,994

Health Care Services - 1.0%
Lincare Holdings, Inc. 1,2,*	3,800	141,056

Home Entertainment Software - 5.5%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	15,100	794,411

Human Resources & Employment Services - 0.8%
Monster Worldwide, Inc. *	580	10,092
Watson Wyatt Worldwide, Inc. [1,2]	2,200	104,544

		114,636

Hypermarkets & Super Centers - 0.8%
Wal-Mart Stores, Inc. [1,2]	2,200	117,590

Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc. [1,2]	5,100	179,367

Industrial Conglomerates - 0.4%
General Electric Company [1,2]	4,200	63,546

Industrial Machinery - 1.2%
Pentair, Inc. *	602	19,445
SPX Corporation	189	10,338
Timken Company	2,268	53,774
Watts Water Technologies, Inc. [1,2]	2,800	86,576

		170,133

Integrated Oil & Gas - 1.7%
ConocoPhillips [1,2]	1,500	76,605
Occidental Petroleum Corporation	1,237	100,630
Suncor Energy, Inc.	2,025	71,503

		248,738

Integrated Telecommunication Services - 2.0%
AT&T, Inc. [1,2]	10,600	297,118

Life Sciences Tools & Services - 2.4%
Charles River Laboratories International, Inc. 1,2,*	2,000	67,380
Life Technologies Corporation 1,2,*	2,800	146,244
Millipore Corporation 1,2,*	1,800	130,230

		343,854

Managed Health Care - 0.6%
WellCare Health Plans, Inc. 1,2,*	2,300	84,548

Marine Ports & Services - 0.5%
DryShips, Inc.	11,945	69,520

Movies & Entertainment - 2.0%
Marvel Entertainment, Inc. 1,2,*	5,400	292,032

Multi-Line Insurance - 0.3%
Genworth Financial, Inc. 1,2,*	4,000	45,400

Oil & Gas Drilling - 0.1%
Precision Drilling Trust	1,350	9,788

Oil & Gas Equipment & Services - 1.3%
Halliburton Company	945	28,435
National Oilwell Varco, Inc.	2,341	103,215
Willbros Group, Inc. *	3,048	51,420

		183,070

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum
Corporation [1,2]	2,755	171,967
Kodiak Oil & Gas Corporation *	6,426	14,266
Range Resources Corporation	189	9,422

		195,655

Oil & Gas Storage & Transportation - 0.1%
El Paso Corporation	1,323	13,005

Paper Packaging - 0.0%
Smurfit-Stone Container Corporation *	1,467	403

Personal Products - 0.7%
Herbalife, Ltd. [1,2]	2,500	101,425

Pharmaceuticals - 3.5%
Forest Laboratories, Inc. 1,2,*	3,400	109,174
Johnson & Johnson [1,2]	5,000	322,050
Viropharma, Inc. 1,2,*	9,900	83,061

		514,285

Precious Metals & Minerals - 1.1%
Coeur d’Alene Mines Corporation *	3,339	60,302
E-TRACS UBS Long Platinum ETN *	2,079	38,254
Stillwater Mining Company *	6,426	60,918

		159,474

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - 86.7% (continued)
Property & Casualty Insurance - 0.5%
Amtrust Financial Services, Inc. [1,2]	6,000	$70,920

Railroads - 0.3%
Genesee & Wyoming, Inc. *	1,166	38,058

Reinsurance - 0.8%
Endurance Specialty Holdings, Ltd. [1,2]	3,000	111,690

Restaurants - 0.5%
Jack in the Box, Inc. 1,2,*	4,000	78,680

Semiconductor Equipment - 0.8%
Amkor Technology, Inc. 1,2,*	9,200	65,872
Brooks Automation, Inc. *	567	4,865
KLA-Tencor Corporation	378	13,668
Lam Research Corporation *	756	29,643

		114,048

Semiconductors - 2.3%
Intel Corporation	5,919	120,748
LSI Corporation *	6,777	40,730
ON Semiconductor Corporation *	4,589	40,429
Skyworks Solutions, Inc. *	756	10,728
Texas Instruments, Inc.	4,158	108,357
TriQuint Semiconductor, Inc. *	1,484	8,904

		329,896

Specialized REIT’s - 0.4%
Rayonier, Inc.	1,269	53,501

Specialty Chemicals - 1.2%
Minerals Technologies, Inc.	1,431	77,946
OM Group, Inc. *	1,890	59,327
Rockwood Holdings, Inc. *	1,701	40,076

		177,349

Steel - 0.6%
Commercial Metals Company	2,423	37,920
Gerdau Ameristeel Corporation	3,591	29,626
Schnitzer Steel Industries, Inc.	378	18,031

		85,577

Systems Software - 3.7%
CA, Inc. [1,2]	19,362	434,871
Symantec Corporation 1,2,*	5,900	105,551

		540,422

Technology Distributors - 1.2%
Arrow Electronics, Inc. 1,2,*	2,600	76,986
Avnet, Inc. 1,2,*	3,100	93,496

		170,482

Tobacco - 5.6%
Altria Group, Inc. [1,2]	16,700	327,821
Philip Morris International, Inc. [1,2]	9,800	472,262

		800,083

Trucking - 0.4%
Con-Way, Inc. [1,2]	1,700	59,347
Quality Distribution, Inc. *	1,510	5,965

		65,312

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV ADR	756	$35,517

TOTAL COMMON STOCKS (cost $13,370,477)		$12,643,711

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 14.4%
Federal Home Loan Bank 0.00%, 1/21/2010[3,4]	$1,100,000	$1,099,999
Federal National Mortgage Association 0.04%, 2/1/2010[1,4]	1,000,000	999,966

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,099,965)		$2,099,965

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 9.6%
State Street General Account U.S. Government Fund [4]	$1,397,107	$1,397,107

TOTAL SHORT TERM INVESTMENTS (cost $1,397,107)		$1,397,107

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 10.7%
State Street, 0.01%, dated 12/31/09, matures 1/04/10; repurchase amount $1,282,690 (Collateralized by FHLB, 9/17/10 with a value of $1,310,778)[4]	$1,282,690	$1,282,689
State Street, 0.01%, dated 12/31/09, matures 1/04/10; repurchase amount $283,926 (Collateralized by FHLB, 9/17/10 with a value of $291,284) [4]	283,926	283,926

TOTAL REPURCHASE AGREEMENT (cost $1,566,615)		$1,566,615

Total Investments - 121.4% [5] (cost $18,434,164)		$17,707,398
Liabilities, Less Cash & Other Assets - (21.4)%		(3,120,336)

Total Net Assets - 100.0%		$14,587,062

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (29.6)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR 6,7,*	(2,130)	$(63,900)

Airlines - (0.1)%
Continental Airlines, Inc. *	(424)	(7,598)
UAL Corporation *	(30)	(387)

		(7,985)

Alternative Carriers - (0.4)%
Clearwire Corporation 6,7,*	(2,530)	(28,665)

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - (29.6)% (continued)
Alternative Carriers - (0.4)% (continued)
Global Crossing, Ltd. 6,7,*	(1,800)	$(28,746)

		(57,411)

Auto Parts & Equipment - (0.1)%
BorgWarner, Inc.	(122)	(4,053)
Tenneco, Inc. *	(280)	(4,964)
TRW Automotive Holdings Corporation *	(280)	(6,687)

		(15,704)

Biotechnology - (4.3)%
Acorda Therapeutics, Inc. 6,7,*	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. 6,7,*	(2,900)	(85,288)
AMAG Pharmaceuticals, Inc. 6,7,*	(1,900)	(82,954)
Cepheid, Inc. 6,7,*	(5,300)	(81,620)
Exelixis, Inc. 6,7,*	(4,500)	(28,845)
Regeneron Pharmaceuticals, Inc. 6,7,*	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. 6,7,*	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. 6,7,*	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. 6,7,*	(2,600)	(71,942)

		(620,924)

Building Products - (1.0)%
USG Corporation 6,7,*	(4,940)	(141,877)

Casinos & Gaming - (0.1)%
Churchill Downs, Inc.	(280)	(10,458)
International Game Technology	(142)	(2,665)

		(13,123)

Communications Equipment - (0.4)%
Research In Motion, Ltd. *	(283)	(19,114)
Riverbed Technology, Inc. 6,7,*	(3,280)	(43,624)

		(62,738)

Computer Storage & Peripherals - (0.4)%
Intermec, Inc. 6,7,*	(2,740)	(54,307)

Consumer Electronics - (0.1)%
Garmin, Ltd.	(566)	(17,376)

Department Stores - (0.3)%
Sears Holdings Corporation *	(578)	(48,234)

Diversified Banks - (3.7)%
Wells Fargo & Company [6,7]	(12,384)	(539,689)

Diversified Metals & Mining - (0.3)%
Ivanhoe Mines, Ltd. 6,7,*	(4,440)	(37,029)

Diversified Real Estate Activities - 0.0%
Consolidated-Tomoka Land Company	(14)	(489)

Electric Utilities - (1.7)%
Korea Electric Power Corporation ADR [6,7]	(18,310)	(247,734)

Electrical Components & Equipment - (0.1)%
First Solar, Inc. *	(121)	(16,383)

Environmental & Facilities Services - (0.2)%
Stericycle, Inc. *	(566)	(31,226)

Exchange Traded Funds - (0.3)%
PowerShares DB US Dollar Index Bullish Fund *	(1,273)	(29,381)
United States Natural Gas Fund, LP *	(1,131)	(11,400)

		(40,781)

Footwear - (0.1)%
K-Swiss, Inc.	(896)	(8,906)

Health Care Equipment - (0.4)%
IDEXX Laboratories, Inc. *	(140)	(7,482)
Intuitive Surgical, Inc. 6,7,*	(200)	(56,100)

		(63,582)

Health Care Facilities - (0.1)%
Kindred Healthcare, Inc. *	(424)	(7,827)

Health Care Supplies - (0.5)%
Align Technology, Inc. 6,7,*	(6,100)	(74,420)

Health Care Technology - (0.6)%
athenahealth, Inc. 6,7,*	(2,500)	(89,625)

Home Entertainment Software - (0.3)%
Electronic Arts, Inc. 6,7,*	(900)	(36,720)

Home Furnishings - (0.1)%
Mohawk Industries, Inc. *	(280)	(13,328)

Industrial Machinery - (0.1)%
Donaldson Company, Inc.	(280)	(11,911)

Industrial REIT’s - 0.0%
EastGroup Properties, Inc.	(152)	(5,819)

Integrated Telecommunication Services - (0.1)%
Qwest Communications International, Inc.	(702)	(2,955)
Verizon Communications, Inc.	(280)	(9,277)

		(12,232)

Internet Retail - 0.0%
PetMed Express, Inc.	(303)	(5,342)

Internet Software & Services - (1.7)%
Baidu, Inc. ADR 6,7,*	(200)	(53,726)
Equinix, Inc. 6,7,*	(1,000)	(79,940)
SAVVIS, Inc. 6,7,*	(5,700)	(84,018)
VeriSign, Inc. 6,7,*	(1,200)	(30,756)

		(248,440)

Leisure Products - (2.0)%
Callaway Golf Company	(280)	(2,111)

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - (29.6)% (continued)
Leisure Products - (2.0)% (continued)
Pool Corporation [6,7]	(11,639)	$(288,065)

		(290,176)

Life Sciences Tools & Services - (1.1)%
Luminex Corporation 6,7,*	(2,500)	(63,725)
Pharmaceutical Product Development, Inc.	(700)	(16,408)
Sequenom, Inc. 6,7,*	(3,810)	(78,524)

		(158,657)

Managed Health Care - (0.1)%
Centene Corporation *	(598)	(12,660)

Office REIT’s - (0.1)%
Kilroy Realty Corporation	(560)	(17,175)

Oil & Gas Exploration & Production - (0.7)%
BPZ Resources, Inc. 6,7,*	(5,700)	(107,160)

Oil & Gas Refining & Marketing - (0.1)%
Tesoro Corporation	(566)	(7,669)
Valero Energy Corporation	(424)	(7,102)

		(14,771)

Pharmaceuticals - (1.0)%
Auxilium Pharmaceuticals, Inc. 6,7,*	(1,540)	(56,703)
Sepracor, Inc. 6,7,*	(1,400)	(24,500)
XenoPort, Inc. 6,7,*	(1,376)	(63,062)

		(144,265)

Photographic Products - 0.0%
Eastman Kodak Company	(766)	(3,233)

Publishing - (0.5)%
Gannett Company, Inc.	(566)	(8,405)
Interactive Data Corporation	(250)	(6,325)
McGraw-Hill Companies, Inc.	(560)	(18,766)
New York Times Company	(566)	(6,996)
Washington Post Company (Cl.B)	(81)	(35,607)

		(76,099)

Regional Banks - (0.7)%
PrivateBancorp, Inc. [6,7]	(2,390)	(102,770)
SY Bancorp, Inc.	(125)	(2,669)

		(105,439)

Residential REIT’s - (0.1)%
Mid-America Apartment Communities, Inc.	(420)	(20,278)

Restaurants - (0.2)%
Burger King Holdings, Inc.	(465)	(8,751)
Cheesecake Factory, Inc. *	(700)	(15,114)
PF Chang’s China Bistro, Inc. *	(284)	(10,766)

		(34,631)

Security & Alarm Services - (0.1)%
Brink’s Company	(580)	(14,117)

Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc. 6,7,*	(1,260)	(33,037)

Semiconductors - (1.3)%
Cree, Inc. 6,7,*	(4,000)	(109,840)
Micron Technology, Inc. *	(1,400)	(14,784)
NVIDIA Corporation *	(418)	(7,808)
Rambus, Inc. 6,7,*	(3,600)	(55,224)

		(187,656)

Soft Drinks - (0.7)%
Hansen Natural Corporation 6,7,*	(3,250)	(96,233)

Specialized Finance - (0.3)%
Moody’s Corporation	(980)	(26,264)
NASDAQ OMX Group, Inc. *	(566)	(11,218)

		(37,482)

Specialized REIT’s - (0.1)%
Healthcare Realty Trust, Inc.	(560)	(12,018)

Specialty Chemicals - (0.3)%
Zoltek Companies, Inc. 6,7,*	(2,700)	(49,221)

Steel - (0.1)%
Allegheny Technologies, Inc.	(283)	(12,670)

Systems Software - (0.8)%
Red Hat, Inc. 6,7,*	(2,610)	(46,589)
VMware, Inc. 6,7,*	(2,400)	(68,592)

		(115,181)

Thrifts & Mortgage Finance - 0.0%
First Niagara Financial Group, Inc.	(140)	(1,948)
Hudson City Bancorp, Inc.	(140)	(1,922)

		(3,870)

Trading Companies & Distributors - (0.1)%
Beacon Roofing Supply, Inc. *	(140)	(2,240)
Fastenal Company	(284)	(11,826)

		(14,066)

Wireless Telecommunication Services - (1.1)%
Leap Wireless International, Inc. 6,7,*	(1,500)	(65,100)
SBA Communications Corporation 6,7,*	(2,400)	(69,096)
Telephone & Data Systems, Inc.	(619)	(20,996)

		(155,192)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,237,582)		$(4,310,349)

	Shares	Value
FOREIGN STOCKS - (25.0)%
Airlines - (0.2)%
Ryanair Holdings plc 6,7,*	(9,600)	$(35,971)

Airport Services - (1.3)%
Beijing Capital International Airport Company, Ltd. [6,7]	(218,000)	(188,550)

Apparel, Accessories & Luxury Goods - (0.1)%
C C Land Holdings, Ltd. [6,7]	(50,000)	(13,945)

Automobile Manufacturers - (3.6)%
Volkswagen AG [6,7]	(1,300)	(539,375)

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series

	Shares	Value
FOREIGN STOCKS - (25.0)% (continued)
Biotechnology - (1.5)%
Basilea Pharmaceutica 6,7,*	(500)	$(83,364)
Intercell AG 6,7,*	(1,900)	(74,840)
Zeltia S.A. [6,7]	(8,000)	(54,559)

		(212,763)

Broadcasting - (0.1)%
Tokyo Broadcasting System Holdings, Inc. [6,7]	(1,300)	(21,836)

Cable & Satellite - (0.5)%
Sky Deutschland AG 6,7,*	(4,000)	(65,668)

Casinos & Gaming - (1.0)%
bwin Interactive Entertainment AG 6,7,*	(1,600)	(45,582)
Genting Singapore plc 6,7,*	(124,900)	(41,123)
PartyGaming plc [6,7]	(15,200)	(57,210)

		(143,915)

Coal & Consumable Fuels - (0.5)%
Aquila Resources, Ltd. 6,7,*	(2,750)	(21,907)
Riversdale Mining, Ltd. 6,7,*	(6,700)	(50,985)

		(72,892)

Construction & Engineering - (0.3)%
Ausenco, Ltd. [6,7]	(2,100)	(22,659)
China Communications Construction Company, Ltd. [6,7]	(15,000)	(15,536)

		(38,195)

Construction & Farm Machinery & Heavy Trucks - (0.1)%
China National Materials Company, Ltd. [6,7]	(34,400)	(17,537)

Construction Materials - (0.3)%
Anhui Conch Cement Company, Ltd. [6,7]	(4,500)	(20,259)
China National Building Material Company, Ltd. [6,7]	(14,700)	(19,910)

		(40,169)

Department Stores - (1.5)%
Marui Group Company, Ltd. [6,7]	(29,100)	(219,528)

Diversified Banks - (2.9)%
Aozora Bank, Ltd. [6,7]	(16,300)	(26,250)
Erste Group Bank AG [6,7]	(5,200)	(319,535)
Mizuho Financial Group, Inc. [6,7]	(11,000)	(45,462)
Mizuho Trust & Banking Company, Ltd. [6,7]	(17,700)	(24,682)

		(415,929)

Diversified Metals & Mining - (0.4)%
Fushan International Energy Group, Ltd. [6,7]	(66,000)	(23,727)
Western Areas NL 6,7,*	(6,200)	(44,456)

		(68,183)

Diversified Real Estate Activities - (0.2)%
Franshion Properties China, Ltd. [6,7]	(79,400)	(22,104)

Electrical Components & Equipment - (0.2)%
Toyo Tanso Company, Ltd. [6,7]	(500)	(27,007)

Gold - (1.1)%
Agnico-Eagle Mines, Ltd. [6,7,8]	(1,800)	(119,001)
Sino Gold Mining, Ltd. 6,7,*	(8,600)	(35,368)

		(154,369)

Highways & Railtracks - (3.2)%
Brisa Auto-Estradas de Portugal S.A. [6,7]	(44,400)	(461,804)

Household Appliances - (2.7)%
Electrolux AB [6,7]	(30,100)	(395,761)

Industrial Machinery - (0.4)%
Japan Steel Works, Ltd. [6,7]	(1,500)	(20,809)
Meyer Burger Technology AG 6,7,*	(200)	(49,879)

		(70,688)

Internet Software & Services - (0.2)%
Access Company, Ltd. 6,7,*	(17)	(32,755)

Investment Banking & Brokerage - (0.2)%
Monex Group, Inc. [6,7]	(78)	(27,384)

Marine Ports & Services - (0.1)%
China Merchants Holdings International Company, Ltd. [6,7]	(3,100)	(11,047)

Oil & Gas Equipment & Services - (0.6)%
Modec, Inc. [6,7]	(900)	(23,195)
Sevan Marine ASA 6,7,*	(5,900)	(30,951)
Trican Well Service, Ltd. [6,7]	(2,000)	(34,043)

		(88,189)

Oil & Gas Exploration & Production - (1.0)%
Arrow Energy, Ltd. 6,7,*	(8,900)	(22,965)
Imperial Energy Corporation plc 6,7,*	(3,900)	(77,681)
Queensland Gas Company, Ltd. 6,7,*	(12,800)	(49,787)

		(150,433)

Precious Metals & Minerals - (0.4)%
Silver Wheaton Corporation 6,7,*	(6,100)	(64,046)

Real Estate Operating Companies - (0.4)%
Aeon Mall Company, Ltd. [6,7]	(1,700)	(52,093)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,495,580)		$(3,652,136)

TOTAL SECURITIES SOLD SHORT - (54.6%) (proceeds $7,733,162)		$(7,962,485)

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Alpha Opportunity Series
INVESTMENT CONCENTRATION
At December 31, 2009, the investment diversification of the Series was as follows:
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

United States	81.7%	$11,918,501
Cayman Islands	5.3	760,834
Bermuda	1.6	237,893
Canada	0.5	75,925
Marshall Islands	0.5	69,520
Singapore	0.3	45,432
Mexico	0.2	35,517
India	0.1	17,218
United Kingdom	0.1	16,545
Norway	(0.2)	(30,951)
Ireland	(0.2)	(35,971)
Isle Of Man	(0.3)	(41,123)
Spain	(0.4)	(54,559)
Hong Kong	(0.4)	(56,878)
Gibraltar	(0.4)	(57,210)
China	(0.8)	(113,579)
Switzerland	(0.8)	(122,774)
Republic of Korea	(1.7)	(247,734)
Australia	(1.7)	(248,127)
Sweden	(2.7)	(395,761)
Austria	(3.0)	(439,957)
Portugal	(3.2)	(461,804)
Japan	(3.6)	(521,001)
Germany	(4.1)	(605,043)

Total Investments	66.8	$9,744,913

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $18,486,427.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	All or portion of security is deemed illiquid. The total market value of illiquid securities is $7,425,694 (cost $8,102,457), or 50.9% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Value determined based on Level 2 inputs established by ASC 820.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

[6]	Value determined based on Level 3 inputs established by ASC 820.

[7]	Security is fair valued by the Valuation Committee at December 31, 2009. The total market value of fair valued securities amounts to $(7,341,377) (cost $(7,166,694)), or (50.3%) of total net assets.

[8]	Security was acquired through a private placement.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Equity Series

	Shares	Value
COMMON STOCKS - 98.0%
Advertising - 1.7%
Omnicom Group, Inc.	85,340	$3,341,061

Aerospace & Defense - 4.9%
Boeing Company	57,700	3,123,301
Goodrich Corporation	55,420	3,560,735
Precision Castparts Corporation	1,359	149,966
United Technologies Corporation	39,600	2,748,636

		9,582,638

Air Freight & Logistics - 1.4%
FedEx Corporation	33,600	2,803,920

Apparel Retail - 1.6%
TJX Companies, Inc.	86,280	3,153,534

Application Software - 0.5%
Synopsys, Inc. *	44,500	991,460

Asset Management & Custody Banks - 0.7%
Bank of New York Mellon Corporation	50,000	1,398,500

Biotechnology - 1.6%
Amgen, Inc. *	55,250	3,125,493

Building Products - 1.2%
USG Corporation *	167,100	2,347,755

Coal & Consumable Fuels - 1.6%
Peabody Energy Corporation	71,130	3,215,787

Communications Equipment - 3.3%
Cisco Systems, Inc. *	138,560	3,317,126
Qualcomm, Inc.	69,225	3,202,349

		6,519,475

Computer Hardware - 3.7%
Apple, Inc. *	21,965	4,631,539
Hewlett-Packard Company	48,200	2,482,782

		7,114,321

Computer Storage & Peripherals - 2.1%
EMC Corporation *	239,570	4,185,288

Construction Materials - 0.2%
Vulcan Materials Company	7,900	416,093

Consumer Finance - 0.1%
First Marblehead Corporation *	97,760	208,229

Data Processing & Outsourced Services - 2.2%
Western Union Company	232,200	4,376,970

Department Stores - 2.5%
JC Penney Company, Inc.	62,900	1,673,769
Kohl’s Corporation *	57,740	3,113,918

		4,787,687

Diversified Banks - 1.9%
U.S. Bancorp	87,775	1,975,816
Wells Fargo & Company	66,764	1,801,960

		3,777,776

Diversified Chemicals - 0.7%
Dow Chemical Company	49,600	1,370,448

Diversified Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	37,520	3,012,481

Drug Retail - 0.9%
CVS Caremark Corporation	57,600	1,855,296

Electric Utilities - 1.5%
Edison International	86,500	3,008,470

Electrical Components & Equipment - 3.3%
Cooper Industries plc	76,880	3,278,163
Emerson Electric Company	74,990	3,194,574

		6,472,737

Electronic Manufacturing Services - 1.1%
Tyco Electronics, Ltd.	85,600	2,101,480

Exchange Traded Funds - 2.4%
iShares Russell 1000 Value Index Fund	48,400	2,777,676
iShares S&P 500 Value Index Fund	35,800	1,897,758

		4,675,434

Fertilizers & Agricultural Chemicals - 1.6%
Potash Corporation of Saskatchewan, Inc.	28,420	3,083,570

Health Care Equipment - 3.7%
Covidien plc	100,760	4,825,396
Hospira, Inc. *	49,500	2,524,500

		7,349,896

Health Care Services - 0.9%
Medco Health Solutions, Inc. *	28,000	1,789,480

Home Improvement Retail - 1.4%
Lowe’s Companies, Inc.	118,200	2,764,698

Hotels, Resorts & Cruise Lines - 1.6%
Carnival Corporation	100,540	3,186,113

Household Products - 1.5%
Colgate-Palmolive Company	36,300	2,982,045

Hypermarkets & Super Centers - 2.6%
Costco Wholesale Corporation	42,500	2,514,725
Wal-Mart Stores, Inc.	48,100	2,570,945

		5,085,670

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. *	41,500	979,815

Industrial Conglomerates - 3.1%
3M Company	40,810	3,373,763

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Equity Series

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Industrial Conglomerates - 3.1% (continued)
McDermott International, Inc. *	117,100	$2,811,571

		6,185,334

Industrial Machinery - 0.9%
Parker Hannifin Corporation	34,163	1,840,702

Insurance Brokers - 0.9%
AON Corporation	46,800	1,794,312

Integrated Oil & Gas - 4.8%
Chevron Corporation	29,900	2,302,001
ConocoPhillips	14,400	735,408
Exxon Mobil Corporation	45,700	3,116,283
Occidental Petroleum Corporation	38,940	3,167,769

		9,321,461

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,400	1,081,416

Internet Software & Services - 2.4%
AOL, Inc. *	5,609	130,578
Google, Inc. *	7,540	4,674,649

		4,805,227

Investment Banking & Brokerage - 1.6%
Morgan Stanley	105,530	3,123,688

IT Consulting & Other Services - 1.6%
Cognizant Technology Solutions Corporation *	71,470	3,237,591

Managed Health Care - 0.8%
Aetna, Inc.	49,600	1,572,320

Movies & Entertainment - 0.9%
Time Warner, Inc.	61,700	1,797,938

Oil & Gas Drilling - 1.9%
Transocean, Ltd. *	43,800	3,626,640

Oil & Gas Equipment & Services - 1.1%
Halliburton Company	74,300	2,235,687

Oil & Gas Exploration & Production - 0.8%
Chesapeake Energy Corporation	64,400	1,666,672

Oil & Gas Storage & Transportation - 1.0%
Williams Companies, Inc.	93,900	1,979,412

Other Diversified Financial Services - 2.4%
JPMorgan Chase & Company	109,535	4,564,323

		4,564,323

Pharmaceuticals - 3.9%
Merck & Company, Inc.	17,762	649,023
Pfizer, Inc.	175,590	3,193,982
Teva Pharmaceutical Industries, Ltd. ADR	65,915	3,703,105

		7,546,110

Property & Casualty Insurance - 2.1%
Berkshire Hathaway, Inc. *	42	4,166,400

Railroads - 1.2%
Union Pacific Corporation	38,000	2,428,200

Regional Banks - 1.1%
BB&T Corporation	34,600	877,802
Fifth Third Bancorp	41,000	399,750
Regions Financial Corporation	182,200	963,838

		2,241,390

Research & Consulting Services - 1.5%
Equifax, Inc.	93,700	2,894,393

Semiconductor Equipment - 1.6%
Lam Research Corporation *	80,210	3,145,034

Semiconductors - 2.2%
Intel Corporation	211,690	4,318,476

Soft Drinks - 2.1%
PepsiCo, Inc.	66,870	4,065,696

Tobacco - 1.2%
Altria Group, Inc.	47,700	936,351
Philip Morris International, Inc.	30,600	1,474,614

		2,410,965

TOTAL COMMON STOCKS (cost $182,700,705)		$193,113,007

Total Investments - 98.0%[1] (cost $182,700,705)		$193,113,007
Cash & Other Assets, Less Liabilities - 2.0%		3,871,134

Total Net Assets - 100.0%		$196,984,141

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $183,525,851.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Series

	Shares	Value
COMMON STOCKS - 54.0%
Airlines - 2.8%
Alaska Air Group, Inc. *	26,400	$912,384
Allegiant Travel Company *	46,497	2,193,263

		3,105,647

Automotive Retail - 0.7%
AutoNation, Inc. *	43,700	836,855

Cable & Satellite - 1.7%
Time Warner Cable, Inc.	46,044	1,905,761

Communications Equipment - 2.2%
Polycom, Inc. *	98,300	2,454,551

Computer Hardware - 2.1%
Apple, Inc. *	10,948	2,308,495

Construction & Farm Machinery & Heavy Trucks - 0.5%
Trinity Industries, Inc.	31,937	556,981

Data Processing & Outsourced Services - 0.9%
Hewitt Associates, Inc. *	23,000	971,980

Diversified Banks - 2.1%
ICICI Bank, Ltd. ADR	62,320	2,350,087

Education Services - 2.3%
Corinthian Colleges, Inc. *	49,400	680,238
ITT Educational Services, Inc. *	19,330	1,854,907

		2,535,145

Electric Utilities - 1.4%
Allegheny Energy, Inc.	28,000	657,440
Northeast Utilities	36,400	938,756

		1,596,196

Electrical Components & Equipment - 1.7%
Suntech Power Holdings Company, Ltd. ADR *	113,690	1,890,665

Exchange Traded Funds - 0.7%
iShares MSCI EAFE Index Fund	15,200	840,560

Gas Utilities - 1.0%
UGI Corporation	45,400	1,098,226

General Merchandise Stores - 0.8%
Dollar Tree, Inc. *	17,600	850,080

Health Care Services - 3.9%
Express Scripts, Inc. *	38,466	3,325,385
Medco Health Solutions, Inc. *	18,500	1,182,335

		4,507,720

Home Entertainment Software - 2.2%
Perfect World Company, Ltd. ADR *	39,900	1,573,656
Shanda Interactive Entertainment, Ltd. ADR *	18,300	962,763

		2,536,419

Home Improvement Retail - 0.8%
Home Depot, Inc.	31,600	914,188

Household Products - 1.9%
Kimberly-Clark Corporation	34,242	2,181,558

Independent Power Producers & Energy Traders - 0.3%
Mirant Corporation *	25,200	384,804

Integrated Oil & Gas - 1.3%
Occidental Petroleum Corporation	17,800	1,448,030

Life Sciences Tools & Services - 3.1%
Life Technologies Corporation *	67,212	3,510,483

Multi-Line Insurance - 0.7%
Hartford Financial Services Group, Inc.	31,600	735,016

Multi-Utilities - 0.8%
Xcel Energy, Inc.	43,800	929,874

Oil & Gas Exploration & Production - 1.3%
Forest Oil Corporation *	63,210	1,406,423

Oil & Gas Refining & Marketing - 0.8%
World Fuel Services Corporation	31,800	851,922

Other Diversified Financial Services - 1.8%
JPMorgan Chase & Company	49,597	2,066,707

Packaged Foods & Meats - 0.8%
Campbell Soup Company	26,400	892,320

Paper Packaging - 0.7%
Rock-Tenn Company	16,300	821,683

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. *	36,700	752,717

Property & Casualty Insurance - 4.0%
ACE, Ltd.	51,790	2,610,216
Old Republic International Corporation	70,300	705,812
Tower Group, Inc.	13,200	309,012
W.R. Berkley Corporation	34,400	847,616

		4,472,656

Security & Alarm Services - 0.6%
Brink’s Company	27,100	659,614

Specialty Stores - 1.3%
Cabela’s, Inc. *	40,800	581,808
Tractor Supply Company *	16,400	868,544

		1,450,352

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Series

	Shares	Value
COMMON STOCKS - 54.0% (continued)
Systems Software - 2.4%
Check Point Software Technologies *	78,045	$2,644,165

Tobacco - 3.7%
Altria Group, Inc.	116,080	2,278,650
Philip Morris International, Inc.	39,577	1,907,216

		4,185,866

TOTAL COMMON STOCKS (cost $53,431,592)		$60,653,746

	Shares	Value
FOREIGN STOCKS - 44.7%
Aerospace & Defense - 2.6%
BAE Systems plc [1,3]	501,958	$2,898,011

Automobile Manufacturers - 2.5%
Honda Motor Company, Ltd. [1,3]	51,000	1,731,293
Renault S.A. [1,3]	22,547	1,155,199

		2,886,492

Diversified Banks - 3.8%
DBS Group Holdings, Ltd. [1,3]	240,000	2,608,571
Standard Chartered plc [1,3]	68,704	1,727,264

		4,335,835

Electric Utilities - 0.6%
Endesa S.A. [1,3]	19,215	661,816

Electrical Components & Equipment – 2.8%
Prysmian SpA [1,3]	175,732	3,063,574

Fertilizers & Agricultural Chemicals - 2.0%
Syngenta AG [1,3]	7,995	2,255,562

Food Retail – 1.0%
Empire Company, Ltd.	12,398	562,580
Metro, Inc.	15,639	583,488

		1,146,068

Gold - 1.4%
Randgold Resources, Ltd. [1,3]	20,059	1,598,270

Health Care Equipment - 0.9%
Smith & Nephew plc [1,3]	99,403	1,023,108

Human Resources & Employment Services - 1.4%
Seek, Ltd. [1,3]	265,225	1,637,841

Integrated Oil & Gas - 1.9%
BG Group plc [1,3]	62,791	1,135,459
ENI SpA [1,3]	14,923	379,547
Repsol YPF S.A. [1,3]	25,480	682,884

		2,197,890

Integrated Telecommunication Services - 0.5%
Telstra Corporation, Ltd. [1,3]	167,694	515,567

Internet Software & Services - 2.6%
Gree, Inc. [1,3]	46,710	2,889,615

Life & Health Insurance - 0.6%
CNP Assurances [1,3]	6,768	654,555

Multi-Utilities - 1.0%
Veolia Environnement [1,3]	34,293	1,128,980

Office Electronics - 0.5%
Neopost S.A. [1,3]	6,674	550,147

Oil & Gas Exploration & Production - 3.8%
CNOOC, Ltd. [1,3]	928,087	1,445,719
Oil Search, Ltd. [1,3]	519,134	2,846,362

		4,292,081

Oil & Gas Refining & Marketing - 0.5%
Neste Oil Oyj [1,3]	31,508	559,193

Packaged Foods & Meats - 5.7%
Marine Harvest [1,3] *	3,176,641	2,301,108
Parmalat SpA [1,3]	736,542	2,056,566
Toyo Suisan Kaisha, Ltd. [1,3]	94,088	2,170,895

		6,528,569

Property & Casualty Insurance - 1.3%,
Lancashire Holdings, Ltd. [1,3]	198,150	1,424,696

Regional Banks - 0.6%
Seven Bank, Ltd. [1,2,3]	316	631,187

Semiconductor Equipment - 2.4%
Tokyo Electron, Ltd. [1,3]	41,800	2,684,501

Specialized Finance - 0.7%
Bolsas y Mercados Espanoles S.A. [1,3]	9,751	314,107
Osaka Securities Exchange Company, Ltd. [1,3]	89	424,448

		738,555

Steel - 1.5%
Voestalpine AG [1,3]	45,458	1,658,648

Tobacco - 2.1%
Imperial Tobacco Group plc [1,3]	73,478	2,315,868

TOTAL FOREIGN STOCKS (cost $45,591,393)		$50,276,629

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.1%
State Street General Account U.S. Government Fund[3]	$1,183,371	$1,183,371

TOTAL SHORT TERM INVESTMENTS (cost $1,183,371)		$1,183,371

Total Investments - 99.8% [4] (cost $100,206,356)		$112,113,746
Cash & Other Assets, Less Liabilities - 0.2%		263,017

Total Net Assets - 100.0%		$112,376,763

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Series
INVESTMENT CONCENTRATION
At December 31, 2009, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	44.4%	$49,805,565
Japan	9.4	10,531,939
United Kingdom	8.1	9,099,710
Italy	4.9	5,499,687
Switzerland	4.3	4,865,778
Cayman Islands	3.9	4,427,084
France	3.1	3,488,881
Papua New Guinea	2.5	2,846,362
Israel	2.4	2,644,165
Singapore	2.3	2,608,571
India	2.1	2,350,087
Norway	2.0	2,301,108
Australia	1.9	2,153,408
Spain	1.5	1,658,807
Austria	1.5	1,658,648
Jersey	1.4	1,598,270
Hong Kong	1.3	1,445,719
Bermuda	1.3	1,424,696
Canada	1.0	1,146,068
Finland	0.5	559,193

Total Investments	99.8	$112,113,746

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $100,539,208.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security was subject to the fair value trigger at December 31, 2009. The total market value of fair valued securities amounts to $49,130,561 (cost $44,595,971), or 43.7% of total net assets.

[2]	Security is a PFIC (Passive Foreign Investment Company).

[3]	Value determined based on Level 2 inputs established by ASC 820.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Institutional Series

	Shares	Value
COMMON STOCKS - 53.5%
Airlines - 2.8%
Alaska Air Group, Inc. *	1,100	$38,016
Allegiant Travel Company *	1,887	89,010

		127,026

Automotive Retail - 0.8%
AutoNation, Inc. *	1,900	36,385

Cable & Satellite - 1.7%
Time Warner Cable, Inc.	1,833	75,868

Communications Equipment - 2.2%
Polycom, Inc. *	4,000	99,880

Computer Hardware - 2.0%
Apple, Inc. *	432	91,092

Construction & Farm Machinery & Heavy Trucks - 0.5%
Trinity Industries, Inc.	1,264	22,044

Data Processing & Outsourced Services - 0.8%
Hewitt Associates, Inc. *	850	35,921

Diversified Banks - 2.1%
ICICI Bank, Ltd. ADR	2,525	95,218

Education Services - 2.3%
Corinthian Colleges, Inc. *	2,200	30,294
ITT Educational Services, Inc. *	785	75,329

		105,623

Electric Utilities - 1.5%
Allegheny Energy, Inc.	1,223	28,716
Northeast Utilities	1,462	37,705

		66,421

Electrical Components & Equipment - 1.7%
Suntech Power Holdings Company, Ltd. ADR *	4,525	75,251

Gas Utilities - 1.0%
UGI Corporation	1,800	43,542

General Merchandise Stores - 0.8%
Dollar Tree, Inc. *	710	34,293

Health Care Services - 3.9%
Express Scripts, Inc. *	1,531	132,354
Medco Health Solutions, Inc. *	739	47,229

		179,583

Home Entertainment Software - 2.2%
Perfect World Company, Ltd. ADR *	1,600	63,104
Shanda Interactive Entertainment, Ltd. ADR *	698	36,722

		99,826

Home Improvement Retail - 0.8%
Home Depot, Inc.	1,295	37,464

Household Products - 1.9%
Kimberly-Clark Corporation	1,363	86,837

Independent Power Producers & Energy Traders - 0.4%
Mirant Corporation *	1,100	16,797

Integrated Oil & Gas - 1.3%
Occidental Petroleum Corporation	739	60,118

Life Sciences Tools & Services - 3.0%
Life Technologies Corporation *	2,675	139,715

Multi-Line Insurance - 0.7%
Hartford Financial Services Group, Inc.	1,420	33,029

Multi-Utilities - 0.9%
Xcel Energy, Inc.	1,900	40,337

Oil & Gas Exploration & Production - 1.3%
Forest Oil Corporation *	2,564	57,049

Oil & Gas Refining & Marketing - 0.8%
World Fuel Services Corporation	1,290	34,559

Other Diversified Financial Services - 1.8%
JPMorgan Chase & Company	1,974	82,257

Packaged Foods & Meats - 0.8%
Campbell Soup Company	1,045	35,321

Paper Packaging - 0.8%
Rock-Tenn Company	700	35,287

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. *	1,600	32,816

Property & Casualty Insurance - 4.1%
ACE, Ltd.	2,046	103,118
Old Republic International Corporation	3,100	31,124
Tower Group, Inc.	574	13,437
W.R. Berkley Corporation	1,500	36,960

		184,639

Security & Alarm Services - 0.6%
Brink’s Company	1,200	29,208

Specialty Stores - 1.4%
Cabela’s, Inc. *	1,800	25,668
Tractor Supply Company *	700	37,072

		62,740

Systems Software - 2.3%
Check Point Software Technologies *	3,106	105,231

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Institutional Series

	Shares	Value
COMMON STOCKS - 53.5% (continued)
Tobacco - 3.6%
Altria Group, Inc.	4,620	$90,691
Philip Morris International, Inc.	1,575	75,899

		166,590

TOTAL COMMON STOCKS (cost $2,141,713)		$2,427,967

	Shares	Value
FOREIGN STOCKS - 44.5%
Aerospace & Defense - 2.7%
BAE Systems plc [1,3]	20,353	$117,505

Automobile Manufacturers - 2.5%
Honda Motor Company, Ltd. [1,3]	2,000	67,894
Renault S.A. [1,3]	916	46,932

		114,826

Diversified Banks - 3.8%
DBS Group Holdings, Ltd. [1,3]	9,600	104,343
Standard Chartered plc [1,3]	2,734	68,735

		173,078

Electric Utilities - 0.6%
Endesa S.A. [1,3]	819	28,208

Electrical Components & Equipment - 2.8%
Prysmian SpA [1,3]	6,994	121,928

Fertilizers & Agricultural Chemicals - 2.0%
Syngenta AG [1,3]	318	89,715

Food Retail – 1.0%
Empire Company, Ltd.	520	23,596
Metro, Inc.	606	22,610

		46,206

Gold - 1.4%
Randgold Resources, Ltd. [1,3]	814	64,858

Health Care Equipment - 0.8%
Smith & Nephew plc [1,3]	3,639	37,455

Human Resources & Employment Services - 1.4%
Seek, Ltd. [1,3]	10,547	65,131

Integrated Oil & Gas - 1.9%
BG Group plc [1,3]	2,541	45,949
ENI SpA 1,3	606	15,413
Repsol YPF S.A. [1,3]	1,014	27,176

		88,538

Integrated Telecommunication Services - 0.5%
Telstra Corporation, Ltd. [1,3]	6,674	20,519

Internet Software & Services - 2.6%
Gree, Inc. [1,3]	1,893	117,106

Life & Health Insurance - 0.6%
CNP Assurances [1,3]	269	26,016

Multi-Utilities - 1.0%
Veolia Environnement [1,3]	1,384	45,563

Office Electronics - 0.5%
Neopost S.A. [1,3]	290	23,905

Oil & Gas Exploration & Production - 3.8%
CNOOC, Ltd. [1,3]	37,501	58,417
Oil Search, Ltd. [1,3]	20,662	113,288

		171,705

Oil & Gas Refining & Marketing - 0.5%
Neste Oil Oyj [1,3]	1,254	22,256

Packaged Foods & Meats - 5.7%
Marine Harvest [1,3] *	127,648	92,466
Parmalat SpA [1,3]	29,865	83,389
Toyo Suisan Kaisha, Ltd. [1,3]	3,701	85,393

		261,248

Property & Casualty Insurance - 1.2%
Lancashire Holdings, Ltd. [1,3]	7,811	56,161

Regional Banks - 0.6%
Seven Bank, Ltd. [1,2,3]	14	27,964

Semiconductor Equipment - 2.4%
Tokyo Electron, Ltd. [1,3]	1,700	109,178

Specialized Finance - 0.7%
Bolsas y Mercados Espanoles S.A. [1,3]	412	13,272
Osaka Securities Exchange Company, Ltd. [1,3]	4	19,076

		32,348

Steel - 1.5%
Voestalpine AG [1,3]	1,809	66,006

Tobacco - 2.0%
Imperial Tobacco Group plc [1,3]	2,924	92,158

TOTAL FOREIGN STOCKS (cost $1,843,075)		$2,019,581

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.9%
State Street General Account U.S. Government Fund[3]	$84,691	$84,691

TOTAL SHORT TERM INVESTMENTS (cost $84,691)		$84,691

Total Investments - 99.9% [4] (cost $4,069,479)		$4,532,239
Cash & Other Assets, Less Liabilities - 0.1%		3,463

Total Net Assets - 100.0%		$4,535,702

INVESTMENT CONCENTRATION
At December 31, 2009, the investment diversification of the Series was as follows:

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Global Institutional Series
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

United States	44.8%	$2,034,014
Japan	9.4	426,611
United Kingdom	8.0	361,802
Italy	4.9	220,730
Switzerland	4.3	192,833
Cayman Islands	3.9	175,077
France	3.1	142,416
Papua New Guinea	2.5	113,288
Israel	2.3	105,231
Singapore	2.3	104,343
India	2.1	95,218
Norway	2.0	92,466
Australia	1.9	85,650
Spain	1.5	68,656
Austria	1.5	66,006
Jersey	1.4	64,858
Hong Kong	1.3	58,417
Bermuda	1.2	56,161
Canada	1.0	46,206
Finland	0.5	22,256

Total Investments	99.9	$4,532,239

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $4,098,027.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security was subject to the fair value trigger at December 31, 2009. The total market value of fair valued securities amounts to $1,973,375 (cost $1,803,054), or 43.5% of total net assets.

[2]	Security is a PFIC (Passive Foreign Investment Company).

[3]	Value determined based on Level 2 inputs established by ASC 820.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 3.4%
GeoEye, Inc. *	844,500	$23,544,660
Orbital Sciences Corporation *	961,080	14,666,081

		38,210,741

Apparel Retail - 3.6%
Brown Shoe Company, Inc.	1,069,950	10,560,407
Chico’s FAS, Inc. *	1,790,100	25,150,905
Talbots, Inc.	446,395	3,977,379

		39,688,691

Apparel, Accessories & Luxury Goods - 1.4%
Fossil, Inc. 1,*	127,200	4,268,832
Maidenform Brands, Inc. *	655,900	10,946,971

		15,215,803

Application Software - 0.3%
PLATO Learning, Inc. 2,*	845,700	3,687,252

Asset Management & Custody Banks - 0.5%
Fifth Street Finance Corporation	472,000	5,069,280

Auto Parts & Equipment - 0.0%
HydroGen Corporation 2,*	1,265,700	22,783

Biotechnology - 0.0%
Combinatorx, Inc. *	646,442	536,547

Building Products - 0.6%
Trex Company, Inc. *	359,900	7,054,040

Coal & Consumable Fuels - 0.5%
Evergreen Energy, Inc. *	3,501,425	1,200,989
USEC, Inc. *	1,214,730	4,676,710

		5,877,699

Communications Equipment - 1.0%
EF Johnson Technologies, Inc. *	870,000	965,700
Symmetricom, Inc. 2,*	1,910,270	9,933,404

		10,899,104

Construction & Engineering - 4.8%
Insituform Technologies, Inc. *	984,300	22,363,295
Quanta Services, Inc. *	779,200	16,238,528
URS Corporation *	338,300	15,061,116

		53,662,939

Construction & Farm Machinery & Heavy Trucks - 0.7%
Force Protection, Inc. *	1,509,000	7,861,890

Construction Materials - 0.3%
Eagle Materials, Inc.	117,115	3,050,846

Consumer Finance - 0.2%
First Marblehead Corporation *	811,706	1,728,934

Data Processing & Outsourced Services - 5.3%
Affiliated Computer Services, Inc. *	315,200	18,814,288
Computer Sciences Corporation *	690,500	39,724,465

		58,538,753

Diversified REIT’s - 0.8%
Investors Real Estate Trust	1,025,492	9,229,428

Electric Utilities - 6.6%
Allete, Inc.	424,757	13,881,059
Empire District Electric Company	189,566	3,550,571
Great Plains Energy, Inc.	953,117	18,480,939
Northeast Utilities	562,060	14,495,527
Pepco Holdings, Inc.	408,400	6,881,540
Westar Energy, Inc.	739,800	16,075,854

		73,365,490

Electrical Components & Equipment - 2.8%
General Cable Corporation *	181,900	5,351,498
Power-One, Inc. 3,*	5,122,200	22,281,570
UQM Technologies, Inc. *	517,722	3,546,396

		31,179,464

Electronic Manufacturing Services - 2.4%
Maxwell Technologies, Inc. 3,*	1,477,200	26,353,248

Environmental & Facilities Services - 1.0%
Covanta Holding Corporation *	608,000	10,998,720

Exchange Traded Funds - 4.5%
iShares Russell Midcap Value Index Fund	1,000,000	36,980,000
iShares S&P MidCap 400	204,700	13,499,965

		50,479,965

Forest Products - 1.3%
Louisiana-Pacific Corporation *	2,079,300	14,513,514

Gas Utilities - 1.8%
Atmos Energy Corporation	508,000	14,935,200
UGI Corporation	221,800	5,365,342

		20,300,542

Health Care Equipment - 1.0%
Hologic, Inc. *	737,801	10,698,115

Health Care Services - 3.5%
Amedisys, Inc. *	182,300	8,852,488
Mednax, Inc. *	345,500	20,771,459
RehabCare Group, Inc. *	293,530	8,932,118

		38,556,065

Highways & Railtracks - 0.3%
Quixote Corporation	469,100	2,988,167

Home Furnishings - 1.2%
Leggett & Platt, Inc.	668,800	13,643,520

Human Resources & Employment Services - 0.8%
Administaff, Inc.	381,125	8,990,739

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	921,300	22,120,413

Industrial Machinery - 1.0%
Harsco Corporation	315,300	10,162,119
Thermoenergy Corporation 2,*	2,701,839	756,515

		10,918,634

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 95.5% (continued)
Insurance Brokers - 0.4%
Arthur J Gallagher & Company	189,000	$4,254,390

IT Consulting & Other Services - 0.6%
Satyam Computer Services, Ltd. ADR	1,482,112	6,832,536

Mortgage REIT’s - 0.4%
Bimini Capital Management, Inc. [2]	1,342,048	322,092
Redwood Trust, Inc. [1]	285,027	4,121,490

		4,443,582

Multi-Line Insurance - 1.4%
American Financial Group, Inc. [1]	629,400	15,703,530

Multi-Utilities - 4.6%
Alliant Energy Corporation	547,300	16,561,298
Black Hills Corporation	397,000	10,572,110
NorthWestern Corporation	603,100	15,692,662
SCANA Corporation	210,000	7,912,800

		50,738,870

Office Services & Supplies - 0.4%
United Stationers, Inc. *	77,729	4,418,894

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	148,600	5,926,168

Oil & Gas Equipment & Services - 2.8%
Complete Production Services, Inc. *	261,400	3,398,200
Global Industries, Ltd. *	3,973,500	28,331,055

		31,729,255

Oil & Gas Exploration & Production - 2.1%
Goodrich Petroleum Corporation *	159,569	3,885,505
Gulfport Energy Corporation *	664,000	7,602,800
Petrohawk Energy Corporation 1,*	473,300	11,354,467

		22,842,772

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	866,360	19,666,372

Packaged Foods & Meats - 4.8%
Del Monte Foods Company	688,300	7,805,322
Hormel Foods Corporation [1]	376,600	14,480,270
JM Smucker Company	395,300	24,409,775
Ralcorp Holdings, Inc. *	113,200	6,759,172

		53,454,539

Paper Packaging - 3.3%
Bemis Company, Inc.	706,800	20,956,620
Sonoco Products Company	517,200	15,128,100

		36,084,720

Property & Casualty Insurance - 6.0%
Alleghany Corporation *	58,844	16,240,944
Employers Holdings, Inc.	382,300	5,864,482
Hanover Insurance Group, Inc.	582,700	25,889,361
W.R. Berkley Corporation	776,100	19,123,104

		67,117,891

Regional Banks - 3.0%
Associated Banc-Corporation	794,840	8,751,188
Commerce Bancshares, Inc. [1]	243,332	9,421,815
First Horizon National Corporation *	189,859	2,544,115
Old National Bancorp	1,015,822	12,626,668

		33,343,786

Research & Consulting Services - 2.3%
ICF International, Inc. *	355,700	9,532,760
Navigant Consulting, Inc. *	1,057,500	15,714,450

		25,247,210

Restaurants - 2.1%
Burger King Holdings, Inc.	838,651	15,783,412
Jack in the Box, Inc. *	375,000	7,376,250

		23,159,662

Semiconductor Equipment - 0.4%
Ultratech, Inc. *	316,200	4,698,732

Semiconductors - 1.6%
IXYS Corporation [2,3]	2,361,300	17,520,846

Specialty Chemicals - 0.9%
HB Fuller Company	49,012	1,115,023
Landec Corporation 2,*	741,716	4,628,308
Zoltek Companies, Inc. *	501,000	4,759,500

		10,502,831

Specialty Stores - 1.9%
Cabela’s, Inc. *	1,489,693	21,243,022

Trucking - 0.6%
Saia, Inc. *	472,281	6,999,204

TOTAL COMMON STOCKS (cost $992,429,546)		$1,061,370,138

	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011[4]	677,450	$1,505

TOTAL WARRANTS (cost $699,773)		$1,505

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.4%
Metals & Minerals - 0.4%
USEC, Inc.
3.00%, 2014[4]	$7,600,000	$4,940,000

TOTAL CONVERTIBLE BONDS (cost $7,600,000)		$4,940,000

	Principal
	Amount	Value
COMMERCIAL PAPER - 2.9%
Automotive - 1.8%
Toyota Motor Credit Corporation
0.04%, 01/06/2010[4]	$10,000,000	$9,999,945
0.04%, 01/07/2010[4]	10,000,000	9,999,933

		19,999,878

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Mid Cap Value Series

	Principal
	Amount	Value
COMMERCIAL PAPER - 2.9% (continued)
Banking - 0.6%
JP Morgan Chase & Company
0.06%, 01/05/20104	$6,000,000	$5,999,960

Non U.S. Banking - 0.5%
Societe Generale
0.14%, 01/04/20104	6,000,000	5,999,930

TOTAL COMMERCIAL PAPER (cost $31,999,768)		$31,999,768

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 1.1%
UMB Financial Corp, 0.03%, dated 12/31/09, matures 1/04/10; repurchase amount $12,127,040 (Collateralized by U.S. Treasury Note, 4.00%, 4/15/10 with a value of $12,369,618) [4]	$12,127,000	$12,127,000

TOTAL REPURCHASE AGREEMENT (cost $12,127,000)		$12,127,000

Total Investments - 99.9% [5] (cost $1,044,856,087)		$1,110,438,411
Cash & Other Assets, Less Liabilities - 0.1%		748,845

Total Net Assets - 100.0%		$1,111,187,256

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $1,055,076,879.
ADR      American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $36,871,200 (cost $61,013,359), or 3.3% of total net assets.

[3]	Investment in an affiliated issuer. See note 4 in the Notes to Financial Statements.

[4]	Value determined based on Level 2 inputs established by ASC 820.

[5]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 3.5%
GeoEye, Inc. *	271,600	$7,572,208
Orbital Sciences Corporation *	311,558	4,754,375

		12,326,583

Apparel Retail - 3.4%
Brown Shoe Company, Inc.	341,300	3,368,631
Chico’s FAS, Inc. *	579,400	8,140,570
Talbots, Inc.	55,987	498,844

		12,008,045

Apparel, Accessories & Luxury Goods - 1.4%
Fossil, Inc. 1,*	41,700	1,399,452
Maidenform Brands, Inc. *	209,900	3,503,231

		4,902,683

Application Software - 0.2%
PLATO Learning, Inc. 2,*	179,700	783,492

Asset Management & Custody Banks - 0.5%
Fifth Street Finance Corporation	159,000	1,707,660

Biotechnology - 0.0%
Combinatorx, Inc. *	139,391	115,695

Building Products - 0.7%
Trex Company, Inc. *	129,200	2,532,320

Coal & Consumable Fuels - 0.6%
Evergreen Energy, Inc. *	1,153,567	395,673
USEC, Inc. *	435,800	1,677,830

		2,073,503

Communications Equipment - 0.7%
EF Johnson Technologies, Inc. *	120,000	133,200
Symmetricom, Inc. 2,*	467,900	2,433,080

		2,566,280

Construction & Engineering - 4.9%
Insituform Technologies, Inc. *	309,100	7,022,752
Quanta Services, Inc. *	251,700	5,245,428
URS Corporation *	113,600	5,057,472

		17,325,652

Construction & Farm Machinery & Heavy Trucks - 0.7%
Force Protection, Inc. *	494,000	2,573,740

Construction Materials - 0.3%
Eagle Materials, Inc.	38,554	1,004,332

Consumer Finance - 0.0%
First Marblehead Corporation *	24,113	51,361

Data Processing & Outsourced Services - 5.6%
Affiliated Computer Services, Inc. *	103,600	6,183,884
Computer Sciences Corporation *	231,800	13,335,454

		19,519,338

Diversified REIT’s - 0.8%
Investors Real Estate Trust	328,312	2,954,808

Electric Utilities - 6.6%
Allete, Inc.	147,854	4,831,869
Empire District Electric Company	6,600	123,618
Great Plains Energy, Inc.	326,735	6,335,391
Northeast Utilities	179,100	4,618,989
Pepco Holdings, Inc.	135,500	2,283,175
Westar Energy, Inc.	246,100	5,347,753

		23,540,795

Electrical Components & Equipment - 2.8%
General Cable Corporation *	59,000	1,735,780
Power-One, Inc. *	1,675,400	7,287,990
UQM Technologies, Inc. *	153,200	1,049,420

		10,073,190

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. *	305,155	5,443,965

Environmental & Facilities Services - 1.0%
Covanta Holding Corporation *	195,000	3,527,550

Exchange Traded Funds - 3.4%
iShares Russell Midcap Value Index Fund	325,570	12,039,579

Forest Products - 1.4%
Louisiana-Pacific Corporation *	694,200	4,845,516

Gas Utilities - 1.8%
Atmos Energy Corporation	161,800	4,756,920
UGI Corporation	71,500	1,729,585

		6,486,505

Health Care Equipment - 1.0%
Hologic, Inc. *	235,282	3,411,589

Health Care Services - 3.7%
Amedisys, Inc. *	62,600	3,039,856
Mednax, Inc. *	110,500	6,643,260
RehabCare Group, Inc. *	113,100	3,441,633

		13,124,749

Highways & Railtracks - 0.2%
Quixote Corporation	96,100	612,157

Home Furnishings - 1.2%
Leggett & Platt, Inc.	216,200	4,410,480

Human Resources & Employment Services - 0.9%
Administaff, Inc.	128,334	3,027,399

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	294,200	7,063,742

Industrial Machinery - 0.9%
Harsco Corporation	102,000	3,287,460

Insurance Brokers - 0.4%
Arthur J Gallagher & Company	62,400	1,404,624

IT Consulting & Other Services - 0.6%
Satyam Computer Services, Ltd. ADR	489,680	2,257,425

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Mortgage REIT’s - 0.4%
Redwood Trust, Inc. [1]	93,900	$1,357,794

Multi-Line Insurance - 1.4%
American Financial Group, Inc. [1]	200,700	5,007,465

Multi-Utilities - 4.8%
Alliant Energy Corporation	182,500	5,522,450
Black Hills Corporation	128,800	3,429,944
NorthWestern Corporation	203,200	5,287,264
SCANA Corporation	69,700	2,626,296

		16,865,954

Office Services & Supplies - 0.5%
United Stationers, Inc. *	33,678	1,914,594

Oil & Gas Drilling - 0.3%
Helmerich & Payne, Inc.	27,500	1,096,700

Oil & Gas Equipment & Services - 2.8%
Complete Production Services, Inc. *	84,600	1,099,800
Global Industries, Ltd. *	1,238,359	8,829,500

		9,929,300

Oil & Gas Exploration & Production - 2.0%
Goodrich Petroleum Corporation *	53,100	1,292,985
Gulfport Energy Corporation *	206,288	2,361,998
Petrohawk Energy Corporation 1,*	144,900	3,476,151

		7,131,134

Oil & Gas Storage & Transportation - 1.8%
Southern Union Company	276,900	6,285,630

Packaged Foods & Meats - 5.1%
Del Monte Foods Company	226,100	2,563,974
Hormel Foods Corporation [1]	120,100	4,617,845
JM Smucker Company	134,500	8,305,375
Ralcorp Holdings, Inc. *	37,200	2,221,212
TreeHouse Foods, Inc. *	7,500	291,450

		17,999,856

Paper Packaging - 3.7%
Bemis Company, Inc.	278,800	8,266,420
Sonoco Products Company	174,100	5,092,425

		13,358,845

Property & Casualty Insurance - 6.2%
Alleghany Corporation *	18,996	5,242,896
Employers Holdings, Inc.	125,700	1,928,238
Hanover Insurance Group, Inc.	185,200	8,228,436
W.R. Berkley Corporation	258,200	6,362,048

		21,761,618

Regional Banks - 3.7%
Associated Banc-Corporation	261,212	2,875,944
Commerce Bancshares, Inc. [1]	114,246	4,423,605
First Horizon National Corporation *	128,471	1,721,508
Old National Bancorp	328,645	4,085,057

		13,106,114

Research & Consulting Services - 2.4%
ICF International, Inc. *	123,494	3,309,639
Navigant Consulting, Inc. *	339,300	5,041,998

		8,351,637

Restaurants - 2.2%
Burger King Holdings, Inc.	276,900	5,211,258
Jack in the Box, Inc. *	125,700	2,472,519

		7,683,777

Semiconductor Equipment - 0.4%
Ultratech, Inc. *	104,900	1,558,814

Semiconductors - 1.5%
IXYS Corporation [2]	728,800	5,407,696

Specialty Chemicals - 1.1%
HB Fuller Company	15,232	346,528
Landec Corporation 2,*	304,600	1,900,704
Zoltek Companies, Inc. *	164,200	1,559,900

		3,807,132

Specialty Stores - 1.9%
Cabela’s, Inc. *	481,001	6,859,074

Trucking - 0.6%
Saia, Inc. *	142,500	2,111,850

TOTAL COMMON STOCKS (cost $292,270,150)		$338,597,201

	Principal
	Amount	Value
COMMERCIAL PAPER - 1.0%
Automotive - 1.0%
Toyota Motor Credit Corporation
0.03%, 01/04/2010[3]	$3,500,000	$3,499,991

TOTAL COMMERCIAL PAPER (cost $3,499,991)		$3,499,991

Total Investments - 96.6% [4] (cost $295,770,141)		$342,097,192
Cash & Other Assets, Less Liabilities - 3.4%		11,880,964

Total Net Assets - 100.0%		$353,978,156

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $296,020,376.
ADR      American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $10,524,972 (cost $11,951,974), or 3.0% of total net assets.

[3]	Value determined based on Level 2 inputs established by ASC 820.

[4]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Select 25 Series

	Shares	Value
COMMON STOCKS - 98.1%
Advertising - 3.2%
Omnicom Group, Inc.	34,160	$1,337,364

Aerospace & Defense - 6.4%
Boeing Company	23,110	1,250,944
Goodrich Corporation	22,180	1,425,065

		2,676,009

Apparel Retail - 3.0%
TJX Companies, Inc.	34,540	1,262,437

Biotechnology - 3.0%
Amgen, Inc. *	22,120	1,251,328

Coal & Consumable Fuels - 3.1%
Peabody Energy Corporation	28,470	1,287,129

Communications Equipment - 6.2%
Cisco Systems, Inc. *	55,470	1,327,951
Qualcomm, Inc.	27,710	1,281,864

		2,609,815

Computer Hardware - 4.4%
Apple, Inc. *	8,790	1,853,459

Computer Storage & Peripherals - 4.0%
EMC Corporation *	96,590	1,687,427

Department Stores - 3.0%
Kohl’s Corporation *	23,110	1,246,322

Diversified Metals & Mining - 2.9%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)	15,140	1,215,591

Electrical Components & Equipment - 6.2%
Cooper Industries plc	30,780	1,312,459
Emerson Electric Company	30,120	1,283,112

		2,595,571

Fertilizers & Agricultural Chemicals - 2.9%
Potash Corporation of Saskatchewan, Inc.	11,450	1,242,325

Health Care Equipment - 3.1%
Covidien plc	26,820	1,284,410

Hotels, Resorts & Cruise Lines - 3.0%
Carnival Corporation	40,250	1,275,523

Household Products - 2.8%
Colgate-Palmolive Company	14,540	1,194,461

Industrial Conglomerates - 3.2%
3M Company	16,340	1,350,828

Integrated Oil & Gas - 3.0%
Occidental Petroleum Corporation	15,590	1,268,247

Internet Software & Services - 4.5%
Google, Inc. *	3,020	1,872,340

Investment Banking & Brokerage - 3.0%
Morgan Stanley	42,240	1,250,304

IT Consulting & Other Services - 3.1%
Cognizant Technology Solutions Corporation *	28,605	1,295,807

Oil & Gas Drilling - 3.4%
Transocean, Ltd. *	17,520	1,450,655

Other Diversified Financial Services - 3.2%
JPMorgan Chase & Company	32,125	1,338,649

Pharmaceuticals - 6.5%
Pfizer, Inc.	70,290	1,278,575
Teva Pharmaceutical Industries, Ltd. ADR	26,585	1,493,546

		2,772,121

Semiconductor Equipment - 3.0%
Lam Research Corporation *	32,270	1,265,307

Semiconductors - 4.1%
Intel Corporation	84,740	1,728,696

Soft Drinks - 3.9%
PepsiCo, Inc.	26,770	1,627,616

TOTAL COMMON STOCKS (cost $36,090,793)		$41,239,741

Total Investments - 98.1% [1] (cost $36,090,793)		$41,239,741
Cash & Other Assets, Less Liabilities - 1.9%		797,723

Total Net Assets - 100.0%		$42,037,464

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $36,793,868.
ADR     American Depositary Receipt

plc        Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. *	9,490	$223,015
DigitalGlobe, Inc. *	3,120	75,504

		298,519

Apparel, Accessories & Luxury Goods - 2.1%
Hanesbrands, Inc. *	7,700	185,647
Lululemon Athletica, Inc. *	4,200	126,420

		312,067

Application Software - 7.6%
Informatica Corporation *	8,200	212,051
JDA Software Group, Inc. *	3,874	98,671
Longtop Financial Technologies, Ltd. ADR *	4,050	149,931
Nuance Communications, Inc. *	11,265	175,058
Solera Holdings, Inc.	9,400	338,493
VanceInfo Technologies, Inc. ADR *	7,050	135,431

		1,109,635

Auto Parts & Equipment - 0.6%
Gentex Corporation	4,780	85,323

Biotechnology - 0.9%
Halozyme Therapeutics, Inc. *	11,640	68,327
Martek Biosciences Corporation *	3,450	65,343

		133,670

Casinos & Gaming - 1.4%
WMS Industries, Inc. *	5,240	209,600

Coal & Consumable Fuels - 1.4%
Massey Energy Company	4,850	203,749

Communications Equipment - 1.4%
InterDigital, Inc. *	7,820	207,543

Computer Storage & Peripherals - 1.9%
QLogic Corporation *	14,870	280,597

Construction & Engineering - 2.2%
Aecom Technology Corporation *	11,450	314,875

Construction & Farm Machinery & Heavy Trucks - 2.1%
Bucyrus International, Inc.	3,000	169,110
Wabtec Corporation	3,450	140,898

		310,008

Data Processing & Outsourced Services - 1.8%
Alliance Data Systems Corporation *	4,005	258,683

Diversified Metals & Mining - 0.9%
Thompson Creek Metals Company, Inc. *	11,450	134,194

Education Services - 0.9%
DeVry, Inc.	2,400	136,152

Electric Utilities - 1.0%
ITC Holdings Corporation	2,870	149,498

Electrical Components & Equipment - 3.9%
Baldor Electric Company	6,430	180,619
Regal-Beloit Corporation	3,570	185,426
Roper Industries, Inc.	3,850	201,624

		567,669

Electronic Equipment & Instruments - 2.1%
FLIR Systems, Inc. *	5,700	186,504
Rofin-Sinar Technologies, Inc. *	4,870	114,981

		301,485

Exchange Traded Funds - 8.1%
iShares Russell 2000 Growth Index Fund	17,455	1,188,162

Fertilizers & Agricultural Chemicals - 1.1%
Terra Industries, Inc.	4,825	155,317

Health Care Equipment - 2.2%
Integra LifeSciences Holdings Corporation *	4,570	168,085
Wright Medical Group, Inc. *	7,800	147,810

		315,895

Health Care Services - 3.3%
CardioNet, Inc. *	12,310	73,121
Clarient, Inc. *	16,400	43,460
LHC Group, Inc. *	4,990	167,714
Mednax, Inc. *	3,200	192,384

		476,679

Health Care Supplies - 1.4%
Haemonetics Corporation *	3,815	210,397

Homebuilding - 1.0%
Lennar Corporation	11,400	145,578

Homefurnishing Retail - 1.2%
Select Comfort Corporation *	25,800	168,216

Household Products - 1.7%
Church & Dwight Company, Inc.	3,950	238,778

Housewares & Specialties - 2.4%
Jarden Corporation	11,375	351,601

Human Resources & Employment Services - 0.8%
Watson Wyatt Worldwide, Inc.	2,500	118,800

Hypermarkets & Super Centers - 1.1%
BJ’s Wholesale Club, Inc. *	4,930	161,260

Industrial Machinery - 4.1%
IDEX Corporation	6,820	212,443
Pall Corporation	6,470	234,213
Pentair, Inc. *	4,500	145,350

		592,006

Internet Software & Services - 0.6%
Constant Contact, Inc. *	5,450	87,200

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 98.5% (continued)
Investment Banking & Brokerage - 3.1%
Knight Capital Group, Inc. *	12,150	$187,110
Stifel Financial Corporation *	3,850	228,074
TradeStation Group, Inc. *	5,625	44,381

		459,565

Leisure Facilities - 1.8%
Life Time Fitness, Inc. *	6,580	164,039
Vail Resorts, Inc. *	2,565	96,957

		260,996

Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. *	4,400	148,236

Metal & Glass Containers - 1.6%
Silgan Holdings, Inc.	3,950	228,626

Movies & Entertainment - 0.7%
Imax Corporation *	7,675	102,078

Multi-Line Insurance - 1.9%
HCC Insurance Holdings, Inc.	9,850	275,505

Multi-Utilities - 1.0%
NorthWestern Corporation	5,330	138,687

Oil & Gas Equipment & Services - 2.4%
Oil States International, Inc. *	4,700	184,663
Superior Energy Services, Inc. *	6,710	162,986

		347,649

Oil & Gas Exploration & Production - 1.6%
Bill Barrett Corporation *	4,700	146,217
Comstock Resources, Inc. *	2,320	94,122

		240,339

Packaged Foods & Meats - 0.6%
Flowers Foods, Inc.	3,970	94,327

Pharmaceuticals - 3.4%
Endo Pharmaceuticals Holdings, Inc. *	7,300	149,723
Perrigo Company	8,520	339,437

		489,160

Railroads - 0.9%
Kansas City Southern *	3,985	132,661

Regional Banks - 0.9%
TCF Financial Corporation	9,420	128,300

Research & Consulting Services - 1.0%
ICF International, Inc. *	5,200	139,360

Restaurants - 1.8%
Einstein Noah Restaurant Group, Inc. *	5,900	57,997
McCormick & Schmick’s Seafood Restaurants, Inc. *	6,150	42,804
Panera Bread Company *	2,350	157,380

		258,181

Semiconductor Equipment - 2.1%
Formfactor, Inc. *	7,055	153,517
Tessera Technologies, Inc. *	6,820	158,701

		312,218

Semiconductors - 5.0%
ON Semiconductor Corporation *	35,265	310,685
Skyworks Solutions, Inc. *	29,090	412,787

		723,472

Steel - 1.6%
AK Steel Holding Corporation	11,385	243,070

Systems Software - 1.3%
Rovi Corporation *	6,100	194,407

Technology Distributors - 1.6%
SYNNEX Corporation *	7,500	229,950

TOTAL COMMON STOCKS (cost $11,054,431)		$14,369,943

Total Investments - 98.5% [1] (cost $11,054,431)		$14,369,943
Cash & Other Assets, Less Liabilities - 1.5%		214,019

Total Net Assets - 100.0%		$14,583,962

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $11,332,965.
ADR      American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Small Cap Value Series

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 5.0%
Ceradyne, Inc. *	1,520	$29,199
DynCorp International, Inc. *	4,428	63,542
GeoEye, Inc. *	5,850	163,098
Orbital Sciences Corporation *	6,576	100,350

		356,189

Apparel Retail - 3.1%
Brown Shoe Company, Inc.	8,520	84,092
Chico’s FAS, Inc. *	8,520	119,706
Talbots, Inc.	1,873	16,688

		220,486

Apparel, Accessories & Luxury Goods - 2.1%
Fossil, Inc. 1,*	630	21,143
Maidenform Brands, Inc. *	7,370	123,005

		144,148

Asset Management & Custody Banks - 1.3%
Fifth Street Finance Corporation	8,520	91,505

Biotechnology - 0.0%
Combinatorx, Inc. *	2,164	1,796

Building Products - 1.3%
Griffon Corporation *	1,499	18,318
Trex Company, Inc. *	3,680	72,128

		90,446

Coal & Consumable Fuels - 0.6%
Evergreen Energy, Inc. *	23,517	8,066
USEC, Inc. *	8,140	31,339

		39,405

Communications Equipment - 0.8%
Symmetricom, Inc. 2,*	11,060	57,512

Computer & Electronics Retail - 0.5%
Conn’s, Inc. *	5,590	32,646

Computer Hardware - 0.9%
Silicon Graphics International Corporation *	9,235	64,737

Computer Storage & Peripherals - 1.4%
Adaptec, Inc. *	29,630	99,261

Construction & Engineering - 2.7%
Insituform Technologies, Inc. *	8,260	187,667

Construction & Farm Machinery & Heavy Trucks - 1.3%
Force Protection, Inc. *	17,670	92,061

Construction Materials - 0.1%
Eagle Materials, Inc.	331	8,623

Consumer Finance - 0.1%
First Marblehead Corporation *	3,531	7,521

Diversified Chemicals - 0.6%
LSB Industries, Inc. *	2,968	41,849

Diversified REIT’s - 1.0%
Investors Real Estate Trust	7,364	66,276

Electric Utilities - 3.4%
Allete, Inc.	2,924	95,556
Empire District Electric Company	3,560	66,679
Westar Energy, Inc.	3,430	74,534

		236,769

Electrical Components & Equipment - 3.3%
General Cable Corporation *	1,200	35,304
LaBarge, Inc. *	6,230	75,072
Power-One, Inc. *	18,690	81,301
UQM Technologies, Inc. *	5,500	37,675

		229,352

Electronic Manufacturing Services - 3.0%
Maxwell Technologies, Inc. *	8,390	149,677
Methode Electronics, Inc.	6,574	57,062

		206,739

Exchange Traded Funds - 2.5%
iShares Russell 2000 Value Index Fund	2,960	171,798

Food Retail - 1.3%
Winn-Dixie Stores, Inc. *	8,900	89,356

Forest Products - 2.9%
Louisiana-Pacific Corporation *	28,610	199,698

Gas Utilities - 1.5%
Atmos Energy Corporation [1]	3,560	104,664

Health Care Equipment - 0.5%
Delcath Systems, Inc. *	7,400	38,036

Health Care Services - 4.3%
Amedisys, Inc. *	1,580	76,725
Mednax, Inc. *	2,160	129,859
RehabCare Group, Inc. *	2,920	88,856

		295,440

Highways & Railtracks - 0.5%
Quixote Corporation	5,080	32,360

Human Resources & Employment Services - 0.9%
Administaff, Inc.	2,543	59,989

Industrial Conglomerates - 0.2%
McDermott International, Inc. *	700	16,807

Industrial Machinery - 1.2%
Flow International Corporation *	26,482	81,565

Industrial REIT’s - 0.5%
First Potomac Realty Trust	2,800	35,196

Insurance Brokers - 0.2%
Arthur J Gallagher & Company	570	12,831

Schedule of Investments	Rydex | SGI Equity Fund
December 31, 2009	Small Cap Value Series

	Shares	Value
COMMON STOCKS - 99.3% (continued)
IT Consulting & Other Services - 2.4%
CACI International, Inc. *	2,540	$124,079
Satyam Computer Services, Ltd. ADR	9,508	43,832

		167,911

Leisure Products - 1.1%
Smith & Wesson Holding Corporation *	17,900	73,211

Metal & Glass Containers - 1.0%
Myers Industries, Inc.	8,000	72,800

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	2,030	29,354

Multi-Line Insurance - 1.4%
Horace Mann Educators Corporation	7,630	95,375

Multi-Sector Holdings - 0.7%
Pico Holdings, Inc. 1,*	1,520	49,750

Multi-Utilities - 1.7%
NorthWestern Corporation	4,570	118,911

Office Services & Supplies - 0.3%
United Stationers, Inc. *	421	23,934

Oil & Gas Drilling - 0.6%
Vantage Drilling Company *	25,690	41,361

Oil & Gas Equipment & Services - 4.8%
Global Industries, Ltd. *	19,772	140,974
Superior Well Services, Inc. *	3,600	51,336
Tesco Corporation *	11,060	142,785

		335,095

Oil & Gas Exploration & Production - 3.5%
GMX Resources, Inc. *	4,960	68,150
Goodrich Petroleum Corporation *	3,754	91,410
Gulfport Energy Corporation *	3,940	45,113
Petrohawk Energy Corporation 1,*	1,520	36,465

		241,138

Oil & Gas Storage & Transportation - 2.7%
Southern Union Company	8,330	189,091

Packaged Foods & Meats - 4.9%
Del Monte Foods Company	12,080	136,987
Smart Balance, Inc. *	12,600	75,600
TreeHouse Foods, Inc. *	3,300	128,238

		340,825

Paper Packaging - 1.2%
Bemis Company, Inc.	2,920	86,578

Paper Products - 0.9%
Clearwater Paper Corporation 1,*	1,140	62,666

Personal Products - 2.2%
Elizabeth Arden, Inc. *	10,550	152,342

Property & Casualty Insurance - 3.4%
Employers Holdings, Inc.	4,190	64,275
Hanover Insurance Group, Inc.	3,940	175,053

		239,328

Regional Banks - 3.6%
Associated Banc-Corporation	4,801	52,859
Bancfirst Corporation	890	32,966
Commerce Bancshares, Inc. [1]	1,281	49,600
Heritage Financial Corporation	1,800	24,804
Old National Bancorp	7,099	88,240

		248,469

Research & Consulting Services - 3.5%
ICF International, Inc. *	3,680	98,624
Navigant Consulting, Inc. *	7,370	109,518
School Specialty, Inc. *	1,520	35,553

		243,695

Restaurants - 2.2%
Burger King Holdings, Inc.	5,380	101,252
Jack in the Box, Inc. *	2,700	53,109

		154,361

Semiconductors - 1.5%
IXYS Corporation [2]	13,730	101,877

Specialty Chemicals - 3.0%
HB Fuller Company	324	7,371
Landec Corporation 2,*	16,280	101,586
Zoltek Companies, Inc. *	9,660	91,770

		200,727

Specialty Stores - 1.8%
Cabela’s, Inc. *	8,629	123,050

Trucking - 1.5%
Saia, Inc. *	6,100	90,402
Universal Truckload Services, Inc.	820	14,842

		105,244

TOTAL COMMON STOCKS (cost $6,088,738)		$6,909,821

Total Investments - 99.3% [3]
(cost $6,088,738)		$6,909,821
Cash & Other Assets, Less Liabilities - 0.7%		45,251

Total Net Assets — 100.0%		$6,955,072

For federal income tax purposes the identified cost of investments owned at December 31, 2009 was $6,091,476.
ADR            American Depositary Receipt

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $260,975 (cost $274,954), or 3.8% of total net assets.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at December 31, 2009 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Rydex | SGI Equity Fund:
All Cap Value Series	$227,731	$(33,526)	$194,205
Alpha Opportunity Series	683,495	(1,462,524)	(779,029)
Equity Series	23,907,142	(14,319,986)	9,587,156
Global Series	13,037,598	(1,463,060)	11,574,538
Global Institutional Series	495,885	(61,673)	434,212
Mid Cap Value Series	144,484,859	(89,123,327)	55,361,532
Mid Cap Value Institutional Series	50,301,105	(4,224,289)	46,076,816
Select 25 Series	4,743,828	(297,955)	4,445,873
Small Cap Growth Series	3,355,995	(319,017)	3,036,978
Small Cap Value Series	977,524	(159,179)	818,345
2. Open Futures Contracts
     Open futures contracts for Alpha Opportunity Series as of December 31, 2009 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)
Alpha Opportunity Series
S&P 500 Index Future	Long	10	03-19-2010	2,764,298	$2,776,750	$12,452
3. Options Written
The following options written were outstanding for Mid Cap Value Series, Mid Cap Value Institutional Series and Small Cap Value Series at December 31, 2009:
Mid Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Commerce Bancshares, Inc.	3/19/2010	40.00	1,320	138,600
Fossil, Inc.	3/19/2010	35.00	765	122,400
Petrohawk Energy Corporation	3/19/2010	23.00	2,668	680,340
Redwood Trust, Inc.	1/19/2010	17.50	1,222	6,110

Total call options outstanding (premiums received, $1,029,876)			5,975	$947,450

Mid Cap Value Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	1/19/2010	$25.00	1,521	$7,605
Quanta Services, Inc.	1/19/2010	$22.50	2,034	315,270

Total put options outstanding (premiums received, $541,838)			3,555	$322,875

NOTES TO FINANCIAL STATEMENTS (continued)
3. Options Written (continued)
Mid Cap Value Institutional Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Commerce Bancshares, Inc.	3/19/2010	$40.00	450	$47,250
Fossil, Inc.	3/19/2010	35.00	251	40,160
Petrohawk Energy Corporation	3/19/2010	23.00	730	186,150
Redwood Trust, Inc.	1/19/2010	17.50	403	2,015

Total call options outstanding (premiums received, $314,835)			1,834	$275,575

Mid Cap Value Institutional Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	1/19/2010	$25.00	249	$1,245
Quanta Services, Inc.	1/19/2010	$22.50	678	105,090

Total put options outstanding (premiums received, $144,940)			927	106,335

Small Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Clearwater Paper Corporation	1/19/2010	$50.00	4	$2,040
Commerce Bancshares, Inc.	3/19/2010	40.00	8	840
Fossil, Inc.	3/19/2010	35.00	3	480
Pico Holdings, Inc.	1/19/2010	30.00	8	2,080
Petrohawk Energy Corporation	3/19/2010	23.00	15	3,825

Total call options outstanding (premiums received, $8,907)			38	$9,265

Small Cap Value Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Methode Electronics, Inc.	1/19/2010	$7.50	20	$100
Quanta Services, Inc.	1/19/2010	22.50	6	930
RehabCare Group, Inc.	3/19/2010	20.00	16	160

Total put options outstanding (premiums received, $6,506)			42	$1,190

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of December 31, 2009 amounted to $66,155,664 which represents 6.0% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended December 31, 2009 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2009	Additions	Reductions	12/31/2009	Gain/(Loss)	Income

IXYS Corporation (Shares)	2,361,300	—	—	2,361,300	—	—
IXYS Corporation (Cost)	$20,328,503	$—	$—	$20,328,503	$—	$—

Maxwell Technologies, Inc. (Shares)	1,446,000	31,200	—	1,477,200	—	—
Maxwell Technologies, Inc. (Cost)	$15,721,564	$508,560	$—	$16,230,124	$—	$—

Power-One, Inc. Corporation (Shares)	5,626,300	91,000	(595,100)	5,122,200	—	—
Power-One, Inc. Corporation (Cost)	$26,663,702	$395,850	$(4,694,814)	$22,364,738	$(3,349,888)	$—

*	As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

5.	Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk association with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of December 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
			Significant
		Quoted prices in	other	Significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Rydex | SGI Equity Fund:
All Cap Value Series
Common Stocks	$2,148,229	$2,148,229	$—	$—

Alpha Opportunity Series
Assets:
Common Stocks	12,643,711	12,643,711	—	—
U.S. Government Sponsored Agency Bonds & Notes	2,099,965	—	2,099,965	—
Short Term Investments	1,397,107	—	1,397,107	—
Repurchase Agreement	1,566,615	—	1,566,615	—

Total	17,707,398	12,643,711	5,063,687	—

Liabilities:
Common Stocks (sold short)	4,310,349	621,108	—	3,689,241
Foreign Stocks (sold short)	3,652,136	—	—	3,652,136
Futures	12,452	12,452	—	—

Total	7,974,937	633,560	—	7,341,377

Equity Series
Common Stocks	193,113,007	193,113,007	—	—

Global Series
Common Stocks	60,653,746	60,653,746	—	—
Foreign Stocks	50,276,629	1,146,068	49,130,561	—
Short Term Investments	1,183,371	—	1,183,371	—

Total	112,113,746	61,799,814	50,313,932	—

Global Institutional Series
Common Stocks	2,427,967	2,427,967	—	—
Foreign Stocks	2,019,581	46,206	1,973,375	—
Short Term Investments	84,691	—	84,691	—

Total	4,532,239	2,474,173	2,058,066	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
			Significant
		Quoted prices in	other	Significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Mid Cap Value Series
Assets:
Common Stocks	$1,061,370,138	$1,061,370,138	$—	$—
Warrants	1,505	—	1,505	—
Convertible Bonds	4,940,000	—	4,940,000	—
Commercial Paper	31,999,768	—	31,999,768	—
Repurchase Agreement	12,127,000	—	12,127,000	—

Total	1,110,438,411	1,061,370,138	49,068,273	—

Liabilities:
Written Options (net of premiums received)	301,389	301,389	—	—

Mid Cap Value Institutional Series
Assets:
Common Stocks	338,597,201	338,597,201	—	—
Commercial Paper	3,499,991	—	3,499,991	—

Total	342,097,192	338,597,201	3,499,991	—

Liabilities:
Written Options (net of premiums received)	77,865	77,865	—	—

Select 25 Series
Common Stocks	41,239,741	41,239,741	—	—

Small Cap Growth Series
Common Stocks	14,369,943	14,369,943	—	—

Small Cap Value Series
Assets:
Common Stocks	6,909,821	6,909,821		—

Liabilities:
Written Options (net of premiums received)	4,958	4,958	—	—
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
Alpha Opportunity Series
ASSETS:
Beginning Balance	$7,341,377
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,341,377

NOTES TO FINANCIAL STATEMENTS (continued)
7. Security Valuation
     Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 26, 2010

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	February 26, 2010